UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Argentina — 8.9%
Consumer Discretionary — 8.9%
Despegar.com*	51,906	$622,872
MercadoLibre*	56,617	32,301,131
Total Argentina		32,924,003

Brazil — 1.6%
Consumer Discretionary — 1.6%
B2W Cia Digital*	322,231	2,596,353
CVC Brasil Operadora e Agencia de Viagens	264,800	3,471,678
Total Brazil		6,068,031

China — 46.9%
Communication Services — 23.4%
58.com ADR*	157,481	8,981,141
Autohome ADR*	117,213	10,068,597
Baidu ADR*	125,101	13,761,110
Bitauto Holdings ADR*	68,881	739,782
Changyou.com ADR*	30,604	561,890
Fang Holdings ADR*	535,994	643,193
HUYA ADR*	58,044	1,240,400
iQIYI ADR* (A)	419,933	7,655,379
Momo ADR*	257,225	7,091,693
NetEase ADR	95,735	23,800,678
SINA*	115,007	4,630,182
Sogou ADR*	181,575	757,168
Sohu.com ADR*	18,393	247,938
Weibo ADR*	52,973	2,199,439
YY ADR*	63,023	4,313,924
		86,692,514
Consumer Discretionary — 19.3%
Alibaba Group Holding ADR*	168,940	25,215,984
Baozun ADR* (A)	30,516	1,197,143
Ctrip.com International ADR*	565,188	19,532,897
JD.com ADR*	768,077	19,785,664
Secoo Holding ADR*	67,694	485,366
Uxin ADR* (A)	448,955	1,032,596
Vipshop Holdings ADR*	558,859	4,213,797
		71,463,447
Financials — 2.3%
LexinFintech Holdings ADR*	199,319	2,252,305
PPDAI Group ADR	292,933	1,379,714
Qudian ADR*	477,342	3,269,793
Yirendai ADR* (A)	104,936	1,683,173
		8,584,985
Industrials — 1.6%
51job ADR*	82,882	5,830,749

Information Technology — 0.3%
21Vianet Group ADR*	128,893	921,585
Cheetah Mobile ADR*	64,446	276,473
		1,198,058
Total China		173,769,753

Germany — 2.8%
Consumer Discretionary — 2.8%
Delivery Hero*	186,726	8,021,448
Rocket Internet*	91,755	2,445,764
Total Germany		10,467,212

Hong Kong — 11.0%
Communication Services — 8.6%
China Literature* (A)	360,000	1,386,637
Tencent Holdings	727,092	30,231,552
		31,618,189
Financials — 0.6%
Chong Sing Holdings FinTech Gr*	30,776,000	102,056
ZhongAn Online P&C Insurance, Cl H* (B)	729,100	2,082,997
		2,185,053
Industrials — 0.1%
HC Group*	938,197	392,484

Information Technology — 1.7%
Kingdee International Software Group	4,581,000	5,100,679
Meitu*	3,673,500	1,241,593
		6,342,272
Total Hong Kong		40,537,998

India — 1.6%
Communication Services — 0.9%
Info Edge India	117,726	3,468,539

Consumer Discretionary — 0.7%
MakeMyTrip*	101,598	2,387,553
Total India		5,856,092

Russia — 7.3%
Communication Services — 6.9%
Mail.Ru Group GDR*	324,553	7,419,282
Yandex, Cl A*	505,569	18,160,038
		25,579,320
Information Technology — 0.4%
QIWI ADR	84,876	1,427,614
Total Russia		27,006,934

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Description	Shares	Fair Value

South Africa — 8.0%
Communication Services — 0.3%
MultiChoice Group*	127,443	$1,067,081

Consumer Discretionary — 7.7%
Naspers, Cl N	127,283	28,640,183
Total South Africa		29,707,264

South Korea — 10.4%
Communication Services — 10.2%
AfreecaTV	13,339	731,410
Com2uSCorp	15,689	1,287,107
Kakao	86,791	9,073,373
NAVER	160,559	15,032,604
NCSoft	25,820	10,341,876
NHN*	18,264	1,110,348
		37,576,718
Information Technology — 0.2%
Cafe24*	11,058	586,838
Total South Korea		38,163,556

Taiwan — 0.2%
Consumer Discretionary — 0.2%
PChome Online*	162,058	620,293
Total Taiwan		620,293

Thailand — 1.3%
Communication Services — 1.3%
Sea ADR*	172,613	4,909,114
Total Thailand		4,909,114

Total Common Stock
(Cost $424,454,881)		370,030,250

Total Investments in Securities- 100.0%
(Cost $424,454,881)		$370,030,250

Percentages are based on Net Assets of $369,893,989.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 was $11,490,139.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of May 31, 2019, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1000

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 29, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.,
James J. Baker, Jr., Treasurer

Date: July 29, 2019